TAXES	6 Months Ended
Jun. 30, 2022
TAXES
TAXES

NOTE 9 — TAXES

(a) Corporate Income Taxes (“CIT”)

Cayman Islands

Under the current tax laws of the Cayman Islands, the Company is not subject to tax on its income or capital gains. In addition, no Cayman Islands withholding tax will be imposed upon the payment of dividends by the Company to its shareholders.

BVI

Yi Xin BVI is incorporated in the BVI as an offshore holding company and is not subject to tax on income or capital gain under the laws of BVI.

Hong Kong

Boya Hong Kong is incorporated in Hong Kong and is subject to profit taxes in Hong Kong at a rate of 16.5%. However, Boya Hong Kong did not generate any assessable profits arising in or derived from Hong Kong for the six months ended June 30, 2022 and 2021, and accordingly no provision for Hong Kong profits tax has been made in these periods.

PRC

Under the Enterprise Income Tax (“EIT”) Law of the PRC, domestic enterprises and Foreign Investment Enterprises (the “FIE”) are usually subject to a unified 25% enterprise income tax rate while preferential tax rates, tax holidays and even tax exemption may be granted on case-by-case basis. The EIT Law of the PRC grants preferential tax treatment to High and New Technology Enterprises (“HNTEs”). Under this preferential tax treatment, HNTEs are entitled to an income tax rate of 15%, subject to a requirement that they re-apply for HNTE status every three years.

China Liberal Beijing, the Company’s main operating subsidiary in the PRC, was approved as an HNTE and has been entitled to a reduced income tax rate of 15% and claim additional tax deductions for certain expenses (“Preferential Tax Treatment”) since December 2016, and the HNTE status was valid for three years. In December 2019, China Liberal Beijing successfully renewed its HNTE certificate with local government and has continued enjoying the Preferential Tax Treatment for another three years by December 2022. EIT is typically governed by the local tax authority in the PRC. Each local tax authority at times may grant tax holidays to local enterprises as a way to encourage entrepreneurship and stimulate local economy.

The corporate income taxes for fiscal years 2022 and 2021 were reported at the Preferential Tax Treatment as a result of China Liberal Beijing Being’s status as an HNTE. The impact of the Preferential Tax Treatment noted above decreased corporate income taxes by $446,189 and $214,137 for the six months ended June 30, 2022 and 2021, respectively. The benefit of the Preferential Tax Treatment on net income per share (basic and diluted) was $0.03 and $0.04 for the six months ended June 30, 2022 and 2021, respectively.

The components of the income tax provision are as follows:

	June 30,	June 30,
	2022	2021
	(Unaudited)	(Unaudited)
Current tax provision
Cayman	$	$
BVI	-	-
Hong Kong	-	-
PRC	42	128,482
	$42	$128,482
Deferred tax provision
Cayman	$	$
BVI	-	-
Hong Kong	-	-
PRC	-	-
	-	-
Income tax provision	$42	$128,482

The following table reconciles the China statutory rates to the Company’s effective tax rate for the six months ended June 30, 2022 and 2021:

	June 30,	June 30,
	2022	2021
	(Unaudited)	(Unaudited)
China Income tax statutory rate	25.0%	25.0%
Permanent difference	-	0.9%
Effect of PRC preferential tax treatment	(30.6%)	(10.0%)
Non-PRC entities not subject to PRC income tax	5.6%	20.3%
Effective tax rate	0.0%	36.2%

The Company continually evaluates expiring statutes of limitations, audits, proposed settlements, changes in tax law and new authoritative rulings. As of June 30, 2022, all of the Company’s tax returns for its PRC subsidiaries remained open for statutory examination by PRC tax authorities.

(b) Taxes payable

Taxes payable consist of the following:

	June 30,	December 31,
	2022	2021
	(Unaudited)
Income tax payable	$427,592	$517,272
Value added tax payable	284,916	221,243
Other taxes payable	2,340	2,451
Total taxes payable	$714,848	$740,966